Other Gains / (Losses) - Schedule of Other Gains / (Losses) (Details) (Parenthetical) - AUD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Aug. 31, 2018
Swisstec [Member]
Statement Line Items [Line Items]
Investment in joint venture			$ 250,000
Blockshine Health Pty Ltd [Member]
Statement Line Items [Line Items]
Investment in joint venture	$ 250,000	$ 250,000
Ownership interest (as a percent)	49.00%	49.00%